Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
OUTSTANDING, Beginning of year, shares	248
Granted, shares	0
Exercised, shares	(103)
Cancelled, expired or forfeited, shares	(17)
OUTSTANDING, Ending balance, shares	128
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
OUTSTANDING, Beginning of year, weighted average exercise price	$ 45.72
Granted, weighted average exercise price	$ 0.00
Exercised, weighted average exercise price	$ 36.17
Cancelled, expired or forfeited, weighted average exercise price	$ 52.04
OUTSTANDING, Ending balance, weighted average exercise price	$ 52.59